Unabsorbed cost due to production stoppage	12 Months Ended
Dec. 31, 2021
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage

22.   Unabsorbed cost due to production stoppage

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Services provided by third parties	19,374	8,580	—
Direct labor	3,418	11,075	—
Consumption of materials and supplies	781	2,817	—
Short-term and low-value lease	668	1,394	—
Insurances	456	1,736	—
Maintenance and repair	275	498	—
Transport	87	291	—
Electricity and water	22	250	—
Other	428	1,117	—

	25,509	27,758	—

During the year 2021, the unabsorbed production costs of the mining units correspond to the stoppage of production of the Uchucchacua mining unit incurred as of October, due to operational problems that were aggravated by the COVID-19 pandemic, see note 1(b).

During 2020, the unabsorbed production costs of the mining units correspond to the stoppage of the Group's production as a result of the State of National Emergency and mandatory social isolation related to the COVID-19 pandemic, see note 1(f).